Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Major components of tax expense (income) [abstract]
Profit before tax	$ 8,308	$ 5,010
Deduct share of result of associates and joint ventures	62	93
Profit before tax and before share of result of associates and joint ventures	8,246	4,917
Adjustments on taxable basis
Government incentives	(379)	(354)
Non-deductible/(non-taxable)marked to market on derivatives	(2,222)	508
Other expenses not deductible for tax purposes	1,098	1,082
Other non-taxableincome	(549)	(478)
Gross adjustments on taxable basis	$ 6,194	$ 5,675
Aggregated weighted nominal tax rate	26.10%	26.80%
Tax at aggregated weighted nominal tax rate	$ (1,614)	$ (1,520)
Adjustments on tax expense
Utilization of tax losses not previously recognized	38	119
Recognition of deferred taxes assets on previous years' tax losses	3	42
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(126)	(147)
(Underprovided)/overprovided in prior years	13	(33)
Deductions from interest on equity	197	215
Deductions from goodwill	11	7
Other tax deductions	108	196
Change in tax rate	(9)	11
Withholding taxes	(257)	(227)
Other tax adjustments	(30)	(83)
Income tax expense	$ (1,666)	$ (1,420)
Effective tax rate	20.20%	28.90%